Expense Example - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616